INCOME TAXES - Schedule of Provision (benefit) for Income Taxes on Income from Continuing Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Current	$ 95,218	$ 88,449	$ 84,638
Deferred	(32,221)	(1,952)	(6,694)
Total	62,997	86,497	77,944
U.S. Federal	45,395	68,788	56,261
State and local	17,507	16,974	17,932
Non-U.S.	$ 95	$ 735	$ 3,751